Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Trade and other payables	$ 22,960	$ 27,060
Pre-payment facility	2,250
Promissory note	4,275
Interest on promissory note	303
Convertible debenture	18,146
Interest on convertible debenture	2,002
Royalty payable	5,087
Metals contract liability	36,837
Projected pension contributions	6,604
Decommissioning provision	20,459
Other long-term liabilities	1,610
Total	120,533
Less than 1 year [Member]
Statement [Line Items]
Total	455
2-3 Years [Member]
Statement [Line Items]
Total	787
4-5 Years [Member]
Statement [Line Items]
Total	194
Over 5 Years [Member]
Statement [Line Items]
Total	0
Other Long Term Liabilities [Member] | Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	22,960
Pre-payment facility	2,250
Promissory note	4,275
Interest on promissory note	303
Convertible debenture	18,146
Interest on convertible debenture	2,002
Royalty payable	2,487
Metals contract liability	12,512
Projected pension contributions	1,558
Decommissioning provision	0
Other long-term liabilities	0
Total	66,493
Other Long Term Liabilities [Member] | 2-3 Years [Member]
Statement [Line Items]
Trade and other payables	0
Pre-payment facility	0
Promissory note	0
Interest on promissory note	0
Convertible debenture	0
Interest on convertible debenture	0
Royalty payable	2,600
Metals contract liability	24,325
Projected pension contributions	1,926
Decommissioning provision	0
Other long-term liabilities	787
Total	29,638
Other Long Term Liabilities [Member] | 4-5 Years [Member]
Statement [Line Items]
Trade and other payables	0
Pre-payment facility	0
Promissory note	0
Interest on promissory note	0
Convertible debenture	0
Interest on convertible debenture	0
Royalty payable	0
Metals contract liability	0
Projected pension contributions	2,046
Decommissioning provision	0
Other long-term liabilities	194
Total	2,240
Other Long Term Liabilities [Member] | Over 5 Years [Member]
Statement [Line Items]
Trade and other payables	0
Pre-payment facility	0
Promissory note	0
Interest on promissory note	0
Convertible debenture	0
Interest on convertible debenture	0
Royalty payable	0
Metals contract liability	0
Projected pension contributions	1,074
Decommissioning provision	20,459
Other long-term liabilities	629
Total	$ 22,162